Cost of revenue (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Expenses
Operating expense	₽ 6,181	₽ 5,277	[1]	₽ 2,573	[1]
Cost of revenue
Expenses
Transaction costs	4,171	2,551		959
Other expenses	184	139		117
Operating expense	4,355	2,690		1,076
Discontinued operations
Expenses
Operating expense	49,277
Discontinued operations | Cost of revenue
Expenses
Transaction costs	10,479	11,568		14,933
Platform and marketing services related expenses	18,343	1,035		112
Guarantees issued related expenses	831	725		380
Interest expense	500	454		505
Other expenses	960	893		1,016
Operating expense	₽ 31,113	₽ 14,675		₽ 16,946

[1]	Amounts do not correspond with the previously presented due to discontinued operations (please refer to Note 6)